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Cognios Market Neutral Large Cap Fund
SUMMARY OF COGNIOS MARKET NEUTRAL LARGE CAP FUND
Investment Objective.
The Cognios Market Neutral Large Cap Fund (the “Market Neutral Fund”) seeks long-term growth of capital independent of stock market direction.
Fees and Expenses of the Market Neutral Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Market Neutral Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cognios Market Neutral Large Cap Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cognios Market Neutral Large Cap Fund		Investor Class	Institutional Class
Management Fees		1.40%	1.40%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.58%	0.58%
Dividend Expense, Borrowing Costs and Brokerage Expenses on Securities Sold Short		2.64%	2.64%
Total Other Expenses		3.22%	3.22%
Total Annual Fund Operating Expenses		4.87%	4.62%
Fee Waivers and Expense Reimbursement	[1]	(0.52%)	(0.52%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		4.35%	4.10%
[1]	Quantitative Value Technologies, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Market Neutral Fund under which it has agreed to waive its fees or reimburse other expenses of the Market Neutral Fund, if necessary, in an amount that limits the Market Neutral Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Market Neutral Fund’s business) to not more than 1.45% of the Market Neutral Fund’s average daily net assets through at least October 31, 2021. Subject to approval by the Market Neutral Fund’s Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Market Neutral Fund within the three years following the date when the waiver or reimbursement occurred, if the Market Neutral Fund is able to make the payment without exceeding the 1.45% expense limitation. Only the Board of Trustees can terminate the contractual agreement before the expiration date.

Example.

This Example is intended to help you compare the cost of investing in the Market Neutral Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Market Neutral Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Market Neutral Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through October 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example - Cognios Market Neutral Large Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	436	1,418	2,402	4,874
Institutional Class	412	1,348	2,291	4,680

Portfolio Turnover.

The Market Neutral Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Market Neutral Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Market Neutral Fund’s performance. During the most recent fiscal year, the Market Neutral Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

Principal Investment Strategy of the Market Neutral Fund.

The Market Neutral Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Market Neutral Fund will buy (take long positions in) equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. The Market Neutral Fund generally seeks to purchase and sell short large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index. The Market Neutral Fund may invest across different industries and sectors. Under normal circumstances the Market Neutral Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in securities of large cap companies as defined by the S&P 500® Index. It may also invest up to 20% in issuers of any size.

When the Market Neutral Fund takes a long position, it purchases a stock outright. The Market Neutral Fund increases in value when the market price of the stock exceeds the cost per share to acquire the stock. In addition, the Market Neutral Fund will earn dividend income when dividends are paid on stocks owned by the Market Neutral Fund. When the Market Neutral Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline or underperform the positions in the long book. To complete, or close out, the short sale transaction, the Market Neutral Fund buys the same stock in the market at a later date and returns it to the lender. The Market Neutral Fund will make money if the market price of the borrowed stock goes down further than the borrowing costs, including dividend expenses when stocks held short pay dividends, and the Market Neutral Fund is able to replace the borrowed stock. While it is not guaranteed, the Adviser expects that dividend income will exceed dividend expense on an annual basis. Alternatively, if the price of the stock goes up after the short sale and before the short position is closed, the Market Neutral Fund will lose money on that position because it will have to pay more to replace the borrowed stock than the Market Neutral Fund received when the Market Neutral Fund sold the stock short. Under normal circumstances, the Market Neutral Fund intends to generally remain “market neutral” on a “Beta-adjusted basis” most of the time.

As used here, Beta is a statistical measure of the sensitivity of a company’s stock price to the movement of a broad stock market index. For the Market Neutral Fund, the Adviser uses a company stock price Beta relative to the S&P 500® Index. A Beta of 1.0 means a stock generally moves up and down in proportion to the movement of the stock market. A Beta greater than 1.0 means a stock generally moves up and down more than the movement of the stock market. A Beta less than 1.0 means that a stock generally moves up and down less than the movement of the stock market.

“Beta-adjusted market neutral” means that the Adviser will attempt to offset 100% of the Market Neutral Fund’s long exposure to the Beta of the broad stock market (i.e., the up and down movements of the S&P 500® Index) by sizing the short positions based on the relative Betas of the longs versus the shorts. For example, when the Betas of the shorts are higher than the Betas of the longs, fewer dollars of short positions are needed to offset the Betas of the long book. In this case, the Market Neutral Fund will be “net long” on a dollar basis (i.e., more dollars invested in the long positions than in the short positions), but will still be “market neutral” on a Beta-adjusted basis. A “Beta-adjusted market neutral” strategy typically seeks to derive total returns strictly from stock picking Alpha, with none of the return over time coming from the general up and down movement of the broader stock market. Over time, since the Market Neutral Fund is Beta-adjusted market neutral, the Market Neutral Fund’s total return is expected to be largely independent of the positive or negative total returns of the broad stock market.

An actively managed stock portfolio’s gross investment return is generally driven by three factors:

(i) the overall stock market’s return (i.e., in the Market Neutral Fund’s case, the overall stock market’s return is measured using the S&P 500® Total Return Index, the Fund’s benchmark); (ii) the sensitivity of the portfolio to changes in prices in the overall stock market (i.e., the portfolio’s Beta relative to the stock market); and (iii) the portfolio manager’s ability to do better or worse than what would be predicted by multiplying the market’s return by the portfolio’s Beta (i.e., (i) times (ii) above). This last component (iii) is called Alpha and is the risk-adjusted (i.e., Beta-adjusted) outperformance or underperformance of the portfolio relative to the stock market. Since the Market Neutral Fund has generally attempted to hedge out all of the overall market’s returns on a Beta-adjusted basis through its short positions, all of the Market Neutral Fund’s net return is expected to be solely the Alpha generated by the portfolio managers, less all of the Market Neutral Fund’s fees and expenses. This Alpha can be generated if the stocks selected for the long book exceed the performance of the S&P 500® Total Return Index and/or if the stocks selected for the short book underperform the S&P 500® Total Return Index, less all of the Market Neutral Fund’s fees and expenses.

By employing this long/short Beta-adjusted market neutral investment strategy, the Market Neutral Fund seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines. The Market Neutral Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole, even if the short positions generate a loss, as long as the loss in the short portfolio does not exceed the gain in the long portfolio. Conversely, it is expected that the Market Neutral Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The Adviser attempts to achieve returns for the Market Neutral Fund that at least exceed the return on short-term fixed-income securities, with the broader goal of generating attractive risk-adjusted total returns compared to the S&P 500® Total Return Index.

The Market Neutral Fund may use borrowings or derivative transaction such as short sales (i.e., leverage) for investment purposes. The Market Neutral Fund’s use of short positions will add financial leverage that is similar to borrowing money for investment purposes. In determining when and to what extent to employ leverage, the Adviser will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions. Borrowings may be structured as secured or unsecured loans and may have fixed or variable interest rates. The Market Neutral Fund may borrow or use other types of leverage (e.g., derivative transactions such as short sales) to the maximum amount permitted under the Investment Company Act of 1940. The Market Neutral Fund will use leverage when the Adviser believes the return from the additional investments will be greater than the costs associated with the borrowing. The Fund may at times hold long and short positions that in the aggregate exceed the value of its net assets (i.e., so that the Fund is effectively leveraged).

The Adviser selects securities for purchase or short sale using its proprietary ROTA/ROME® selection and portfolio construction methodology. ROTA/ROME® focuses on a company’s Return on Total Assets (“ROTA”) and Return on Market Value of Equity (“ROME”) in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of its stock.

ROTA, or Return on Total Assets, measures the profits that a company has earned on the capital invested in the business. The portfolio managers believe that companies with higher ROTAs are more attractive investment opportunities than companies with lower ROTAs because a business that has a high ROTA and can maintain that high ROTA over long periods of time most likely has some sort of competitive advantage in the marketplace that gives it an edge over its competition.

ROME, or Return on Market Value of Equity, divides a company’s profits by its current stock price. This “profit yield” is similar in concept to a bond’s “yield.” Like a bond yield, a higher ROME yield generally means that a stock price is lower and cheaper. Similarly, a low ROME yield means the stock price is higher and thus more expensive.

The portfolio managers use these two metrics together to determine if a particular stock is an attractive business (i.e., ROTA) and whether that stock is cheap or expensive (i.e., ROME).

The periodic reconstitution and rebalancing of the portfolio according to the Market Neutral Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Market Neutral Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

Principal Risks of Investing in the Market Neutral Fund.

An investment in the Market Neutral Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Market Neutral Fund will be successful in meeting its investment objective. Generally, the Market Neutral Fund will be subject to the following additional risks:

•Stock Market risk – The value of the Market Neutral Fund’s assets will fluctuate as the equity market fluctuates, although the Beta-adjusted market neutral focus of the Market Neutral Fund should reduce the effect of general market fluctuations on the valuation of the Market Neutral Fund as a whole.

• Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. The Market Neutral Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

•Borrowing and Leverage risk – Utilization of leverage, such as borrowings and shorting positions, involves certain risks to the Market Neutral Fund’s shareholders, including potential for higher volatility of the net asset value (“NAV”) of the Market Neutral Fund’s shares and the relatively greater effect of portfolio holdings on the NAV of the shares.

•Short Sale risk – The Market Neutral Fund may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Market Neutral Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by the Market Neutral Fund). In contrast, the risk of loss from a long position is limited to the Market Neutral Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage. To mitigate leverage risk, the Market Neutral Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

•Management risk – The Market Neutral Fund is subject to management risk because it is an actively managed investment fund. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

•Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Market Neutral Fund does not intend to concentrate its investments in any particular sector or sectors, the Market Neutral Fund may, from time to time, emphasize investments in one or more sectors. If the Market Neutral Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

•Asset Segregation risk – The Market Neutral Fund is required to segregate liquid assets in connection with certain short positions, and, therefore, such portions of the Market Neutral Fund’s portfolio may not be available for investment, which may in turn affect the Market Neutral Fund’s returns.

•Portfolio Turnover risk – When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Market Neutral Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Market Neutral Fund’s portfolio) involves correspondingly greater expenses to the Market Neutral Fund and may adversely affect Market Neutral Fund performance.

Performance.

The Market Neutral Fund was reorganized on May 7, 2018 from a series of ALPS Series Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of M3Sixty Funds Trust, a Delaware statutory trust (the “Reorganization”). The bar chart below incorporates the Predecessor Fund’s performance and shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Market Neutral Fund.

In April 2020, Cognios Capital, LLC the investment adviser to the Fund since its inception, transferred its operations to Qualitative Value Technologies, LLC (d/b/a Cognios Capital) (the “Adviser”). Before the transfer, shareholders of the Fund approved a new investment advisory agreement with the Adviser. There was no change in the portfolio managers of the Fund. The bar chart below shows the Fund’s investment results during the management of the prior investment adviser.

Shareholders should know that the past performance of the Market Neutral Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (888) 553-4233.

Annual Total Returns (For the Calendar Years ended December 31) – Institutional Class Shares

The Market Neutral Fund’s year-to-date return for the Institutional Class as of September 30, 2020 was 0.19%. During the period shown in the bar chart, the highest return for a quarter was 6.70% during the quarter ended March 31, 2016, and the lowest return for a quarter was (4.98)% during the quarter ended September 30, 2016.

Average Annual Total Returns (For the Periods Ended December 31, 2018)
Average Annual Total Returns - Cognios Market Neutral Large Cap Fund	1 Year		5 Years		Since Inception		Inception Date
Institutional Class	(0.67%)		2.75%		3.56%		Dec. 31, 2012
Institutional Class | Return After Taxes on Distributions	(0.67%)		2.60%		2.51%		Dec. 31, 2012
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	(0.42%)		2.15%		2.37%		Dec. 31, 2012
Investor Class	(0.97%)		2.49%		3.31%		Dec. 31, 2012
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	[1]	11.69%	[1]	14.72%	[1]	Dec. 31, 2012
[1]	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index. The index was chosen as a benchmark for the Market Neutral Fund because the index is the universe for the long/short quantitative investment strategy employed in the Market Neutral Fund. However, by being Beta-Neutral, the Market Neutral Fund seeks to have no correlation to the S&P 500® Total Return Index over time.

After-tax returns are shown only for Market Neutral Fund’s Institutional Class of shares; after-tax returns for the other class of shares will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2019, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Market Neutral Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Market Neutral Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 553-4233 or visiting www.cognios.com.